STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Ordinary Shares Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 21, 2021	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 21, 2021	0		0
Increase (decrease) in stockholders' (deficit) equity
Issuance of Class B ordinary shares to Sponsor			$ 805	24,195		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			8,050,000
Sale of 1,060,000 Private Placement Shares	$ 106			10,599,894		$ 10,600,000
Sale of 1,060,000 Private Placement Shares (in shares)	1,060,000					1,060,000
Accretion of Class A ordinary shares to redemption amount		$ (28,178,166)		(17,533,406)	(10,644,761)	$ (28,178,166)
Proceeds allocated to Public Warrants		(7,475,000)		7,475,000		7,475,000
Offering costs associated with issuance of Public Warrants				565,683		565,683
Net loss					(229,230)	(229,230)
Balance at the end at Dec. 31, 2021	$ 106		$ 805		(10,873,991)	(10,873,080)
Balance at the end (in shares) at Dec. 31, 2021	1,060,000		8,050,000
Increase (decrease) in stockholders' (deficit) equity
Stock compensation				74,503		74,503
Accretion of Class A ordinary shares to redemption amount		(31,562,053)		$ (74,503)	(3,309,384)	(3,383,887)
Proceeds allocated to Public Warrants		$ (7,475,000)
Net loss					(4,625,808)	(4,625,808)
Balance at the end at Dec. 31, 2022	$ 106		$ 805		$ (18,809,183)	$ (18,808,272)
Balance at the end (in shares) at Dec. 31, 2022	1,060,000		8,050,000